Payden U.S. Government Fund
1
Schedule of Investments
- January 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (92%
)
712,979 FG C91912 20YR , 3.00%, 2/01/37  $ 740
39,978 FH 2B0709 ARM , (12 mo. LIBOR USD +
1.750%), 2.00%, 8/01/42 (a) 41
112,679 FH 2B0972 ARM , (12 mo. LIBOR USD +
1.770%), 2.02%, 11/01/42 (a) 117
454,021 FH 2B4763 ARM , (12 mo. LIBOR USD +
1.620%), 1.87%, 10/01/45 (a) 469
80,679 FH 849486 ARM , (12 mo. LIBOR USD +
1.875%), 2.13%, 8/01/41 (a) 85
302,977 FH 849506 ARM , (12 mo. LIBOR USD +
1.611%), 1.86%, 11/01/44 (a) 314
943,678 FH 8C0092 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
1.54%, 8/01/51 (a) 937
266,839 FHLMC Multifamily Structured Pass-Through
Certificates KI04, (1 mo. LIBOR USD +
0.360%), 0.46%, 7/25/24 (a) 267
800,000 FHLMC Multifamily Structured Pass-Through
Certificates KI08, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.200%),
0.25%, 10/25/26 (a) 800
1,050,000 FHLMC Multifamily Structured Pass-Through
Certificates KG03, 0.70%, 4/25/29 (b) 1,000
726,585 FHLMC Multifamily Structured Pass-Through
Certificates Q013, 1.20%, 5/25/50 (b) 721
77,506 FN AI4019 ARM , (12 mo. LIBOR USD +
1.750%), 2.00%, 7/01/41 (a) 81
82,377 FN AL5596 ARM , (12 mo. LIBOR USD +
1.552%), 1.92%, 2/01/44 (a) 85
120,350 FN AL5790 ARM , (12 mo. LIBOR USD +
1.566%), 1.82%, 10/01/44 (a) 125
135,974 FN AL5967 ARM , (12 mo. LIBOR USD +
1.576%), 1.83%, 11/01/44 (a) 141
327,378 FN AL7648 ARM , (12 mo. LIBOR USD +
1.587%), 2.73%, 10/01/45 (a) 340
590,744 FN AS4186 15YR , 2.50%, 1/01/30  608
276,725 FN AS6443 15YR , 3.00%, 12/01/30  289
538,716 FN AS8013 15YR , 2.50%, 9/01/31  555
63,705 FN AU6974 ARM , (12 mo. LIBOR USD +
1.580%), 1.83%, 11/01/43 (a) 66
198,660 FN AU8673 ARM , (12 mo. LIBOR USD +
1.530%), 1.91%, 2/01/44 (a) 206
Principal
or Shares Security Description
Value
(000)
415,588 FN AZ2886 ARM , (12 mo. LIBOR USD +
1.600%), 2.66%, 9/01/45 (a) $ 432
454,572 FN AZ4380 ARM , (12 mo. LIBOR USD +
1.590%), 1.84%, 8/01/45 (a) 471
416,900 FN BD2473 ARM , (12 mo. LIBOR USD +
1.620%), 2.43%, 1/01/47 (a) 426
762,701 FN BM3938 15YR , 3.50%, 4/01/33  809
558,451 FN BM4153 15YR , 3.00%, 6/01/33  582
570,711 FN BP6814 ARM , (12 mo. LIBOR USD +
1.610%), 2.26%, 5/01/50 (a) 580
925,525 FN BR9966 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 1.610%),
1.91%, 5/01/51 (a) 925
606,987 FN CA4462 15YR , 3.00%, 11/01/34  641
106,806 FNR FA 2002-10, (1 mo. LIBOR USD +
0.750%), 0.86%, 2/25/32 (a) 109
954,195 FRESB Mortgage Trust 2021-SB83, 0.63%,
1/25/26 (b) 923
819,481 FRESB Mortgage Trust 2020-SB78, 0.82%,
6/25/40 (b) 800
1,008,455 FRESB Mortgage Trust 2020-SB79, 0.80%,
7/25/40 (b) 980
497,986 G2 778200 , 4.00%, 2/20/32  531
352,708 G2 778203 , 4.75%, 2/20/32  382
823,642 G2 AD0857 , 3.75%, 9/20/33  880
301,071 G2 AY5132 , 3.25%, 7/20/37  317
625,664 G2 AY5138 , 3.25%, 12/20/37  659
537,612 GN 728153 , 5.50%, 10/15/29  597
272,978 GN 737791 30YR , 4.50%, 12/15/40  309
2,402,131 GNR ST 2014-79, 1.44%, 7/20/29 (b) 18
Total Mortgage Backed (Cost - $20,143)
19,358
Investment Company (8%
)
1,698,237 Payden Cash Reserves Money Market Fund *
(Cost - $1,698)
1,698
Total Investments (Cost - $21,841) (100%)
21,056
Other Assets, net of Liabilities (0%)
51
Net Assets (100%) $ 21,107
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at January
31, 2022.
(b) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
90 Day Eurodollar Future 20 Sep-23 $ 4,906 $ (51) $ (51)